Shareholder Report, Holdings (Details)	Oct. 31, 2024
Columbia Strategic California Municipal Income Fund - Class A | California Community Choice Financing Authority 02/01/2054 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Strategic California Municipal Income Fund - Class A | Puerto Rico Sales Tax Financing Corp. 07/01/2046 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Strategic California Municipal Income Fund - Class A | Metropolitan Water District of Southern California 04/01/2053 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Strategic California Municipal Income Fund - Class A | Inland Valley Development Agency 09/01/2044 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Strategic California Municipal Income Fund - Class A | California Statewide Communities Development Authority 03/01/2042 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Strategic California Municipal Income Fund - Class A | Puerto Rico Sales Tax Financing Corp. 07/01/2058 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Strategic California Municipal Income Fund - Class A | California County Tobacco Securitization Agency 06/01/2055 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Strategic California Municipal Income Fund - Class A | Foothill Eastern Transportation Corridor Agency 01/15/2053 3.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Strategic California Municipal Income Fund - Class A | San Diego Unified School District 07/01/2048 3.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Strategic California Municipal Income Fund - Class A | Cerritos Community College District 08/01/2044 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Strategic California Municipal Income Fund - Class A | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Strategic California Municipal Income Fund - Class A | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
Columbia Strategic California Municipal Income Fund - Class A | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Columbia Strategic California Municipal Income Fund - Class A | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Columbia Strategic California Municipal Income Fund - Class A | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Strategic California Municipal Income Fund - Class A | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Columbia Strategic California Municipal Income Fund - Class A | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.70%
Columbia Strategic California Municipal Income Fund - Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Strategic California Municipal Income Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Strategic California Municipal Income Fund - Advisor Class | California Community Choice Financing Authority 02/01/2054 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Strategic California Municipal Income Fund - Advisor Class | Puerto Rico Sales Tax Financing Corp. 07/01/2046 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Strategic California Municipal Income Fund - Advisor Class | Metropolitan Water District of Southern California 04/01/2053 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Strategic California Municipal Income Fund - Advisor Class | Inland Valley Development Agency 09/01/2044 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Strategic California Municipal Income Fund - Advisor Class | California Statewide Communities Development Authority 03/01/2042 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Strategic California Municipal Income Fund - Advisor Class | Puerto Rico Sales Tax Financing Corp. 07/01/2058 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Strategic California Municipal Income Fund - Advisor Class | California County Tobacco Securitization Agency 06/01/2055 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Strategic California Municipal Income Fund - Advisor Class | Foothill Eastern Transportation Corridor Agency 01/15/2053 3.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Strategic California Municipal Income Fund - Advisor Class | San Diego Unified School District 07/01/2048 3.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Strategic California Municipal Income Fund - Advisor Class | Cerritos Community College District 08/01/2044 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Strategic California Municipal Income Fund - Advisor Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Strategic California Municipal Income Fund - Advisor Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
Columbia Strategic California Municipal Income Fund - Advisor Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Columbia Strategic California Municipal Income Fund - Advisor Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Columbia Strategic California Municipal Income Fund - Advisor Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Strategic California Municipal Income Fund - Advisor Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Columbia Strategic California Municipal Income Fund - Advisor Class | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.70%
Columbia Strategic California Municipal Income Fund - Advisor Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Strategic California Municipal Income Fund - Advisor Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Strategic California Municipal Income Fund - Class C | California Community Choice Financing Authority 02/01/2054 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Strategic California Municipal Income Fund - Class C | Puerto Rico Sales Tax Financing Corp. 07/01/2046 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Strategic California Municipal Income Fund - Class C | Metropolitan Water District of Southern California 04/01/2053 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Strategic California Municipal Income Fund - Class C | Inland Valley Development Agency 09/01/2044 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Strategic California Municipal Income Fund - Class C | California Statewide Communities Development Authority 03/01/2042 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Strategic California Municipal Income Fund - Class C | Puerto Rico Sales Tax Financing Corp. 07/01/2058 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Strategic California Municipal Income Fund - Class C | California County Tobacco Securitization Agency 06/01/2055 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Strategic California Municipal Income Fund - Class C | Foothill Eastern Transportation Corridor Agency 01/15/2053 3.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Strategic California Municipal Income Fund - Class C | San Diego Unified School District 07/01/2048 3.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Strategic California Municipal Income Fund - Class C | Cerritos Community College District 08/01/2044 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Strategic California Municipal Income Fund - Class C | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Strategic California Municipal Income Fund - Class C | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
Columbia Strategic California Municipal Income Fund - Class C | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Columbia Strategic California Municipal Income Fund - Class C | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Columbia Strategic California Municipal Income Fund - Class C | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Strategic California Municipal Income Fund - Class C | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Columbia Strategic California Municipal Income Fund - Class C | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.70%
Columbia Strategic California Municipal Income Fund - Class C | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Strategic California Municipal Income Fund - Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Strategic California Municipal Income Fund - Institutional Class | California Community Choice Financing Authority 02/01/2054 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Strategic California Municipal Income Fund - Institutional Class | Puerto Rico Sales Tax Financing Corp. 07/01/2046 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Strategic California Municipal Income Fund - Institutional Class | Metropolitan Water District of Southern California 04/01/2053 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Strategic California Municipal Income Fund - Institutional Class | Inland Valley Development Agency 09/01/2044 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Strategic California Municipal Income Fund - Institutional Class | California Statewide Communities Development Authority 03/01/2042 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Strategic California Municipal Income Fund - Institutional Class | Puerto Rico Sales Tax Financing Corp. 07/01/2058 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Strategic California Municipal Income Fund - Institutional Class | California County Tobacco Securitization Agency 06/01/2055 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Strategic California Municipal Income Fund - Institutional Class | Foothill Eastern Transportation Corridor Agency 01/15/2053 3.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Strategic California Municipal Income Fund - Institutional Class | San Diego Unified School District 07/01/2048 3.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Strategic California Municipal Income Fund - Institutional Class | Cerritos Community College District 08/01/2044 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Strategic California Municipal Income Fund - Institutional Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Strategic California Municipal Income Fund - Institutional Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
Columbia Strategic California Municipal Income Fund - Institutional Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Columbia Strategic California Municipal Income Fund - Institutional Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Columbia Strategic California Municipal Income Fund - Institutional Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Strategic California Municipal Income Fund - Institutional Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Columbia Strategic California Municipal Income Fund - Institutional Class | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.70%
Columbia Strategic California Municipal Income Fund - Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Strategic California Municipal Income Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Strategic California Municipal Income Fund - Institutional 2 Class | California Community Choice Financing Authority 02/01/2054 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Strategic California Municipal Income Fund - Institutional 2 Class | Puerto Rico Sales Tax Financing Corp. 07/01/2046 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Strategic California Municipal Income Fund - Institutional 2 Class | Metropolitan Water District of Southern California 04/01/2053 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Strategic California Municipal Income Fund - Institutional 2 Class | Inland Valley Development Agency 09/01/2044 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Strategic California Municipal Income Fund - Institutional 2 Class | California Statewide Communities Development Authority 03/01/2042 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Strategic California Municipal Income Fund - Institutional 2 Class | Puerto Rico Sales Tax Financing Corp. 07/01/2058 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Strategic California Municipal Income Fund - Institutional 2 Class | California County Tobacco Securitization Agency 06/01/2055 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Strategic California Municipal Income Fund - Institutional 2 Class | Foothill Eastern Transportation Corridor Agency 01/15/2053 3.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Strategic California Municipal Income Fund - Institutional 2 Class | San Diego Unified School District 07/01/2048 3.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Strategic California Municipal Income Fund - Institutional 2 Class | Cerritos Community College District 08/01/2044 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Strategic California Municipal Income Fund - Institutional 2 Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Strategic California Municipal Income Fund - Institutional 2 Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
Columbia Strategic California Municipal Income Fund - Institutional 2 Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Columbia Strategic California Municipal Income Fund - Institutional 2 Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Columbia Strategic California Municipal Income Fund - Institutional 2 Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Strategic California Municipal Income Fund - Institutional 2 Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Columbia Strategic California Municipal Income Fund - Institutional 2 Class | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.70%
Columbia Strategic California Municipal Income Fund - Institutional 2 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Strategic California Municipal Income Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Strategic California Municipal Income Fund - Institutional 3 Class | California Community Choice Financing Authority 02/01/2054 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Strategic California Municipal Income Fund - Institutional 3 Class | Puerto Rico Sales Tax Financing Corp. 07/01/2046 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Strategic California Municipal Income Fund - Institutional 3 Class | Metropolitan Water District of Southern California 04/01/2053 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Strategic California Municipal Income Fund - Institutional 3 Class | Inland Valley Development Agency 09/01/2044 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Strategic California Municipal Income Fund - Institutional 3 Class | California Statewide Communities Development Authority 03/01/2042 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Strategic California Municipal Income Fund - Institutional 3 Class | Puerto Rico Sales Tax Financing Corp. 07/01/2058 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Strategic California Municipal Income Fund - Institutional 3 Class | California County Tobacco Securitization Agency 06/01/2055 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Strategic California Municipal Income Fund - Institutional 3 Class | Foothill Eastern Transportation Corridor Agency 01/15/2053 3.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Strategic California Municipal Income Fund - Institutional 3 Class | San Diego Unified School District 07/01/2048 3.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Strategic California Municipal Income Fund - Institutional 3 Class | Cerritos Community College District 08/01/2044 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Strategic California Municipal Income Fund - Institutional 3 Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Strategic California Municipal Income Fund - Institutional 3 Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
Columbia Strategic California Municipal Income Fund - Institutional 3 Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Columbia Strategic California Municipal Income Fund - Institutional 3 Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Columbia Strategic California Municipal Income Fund - Institutional 3 Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Strategic California Municipal Income Fund - Institutional 3 Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Columbia Strategic California Municipal Income Fund - Institutional 3 Class | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.70%
Columbia Strategic California Municipal Income Fund - Institutional 3 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Strategic California Municipal Income Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%